Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Abstract]
Trade receivables	£ 1,858	£ 1,829
Loss allowance	(88)	(87)	£ (79)
Trade receivables before prepayments and accrued income	1,770	1,742
Prepayments and accrued income	236	224
Tax receivable	28
Net finance lease receivable	33	49
Total	£ 2,067	£ 2,015